Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table total for CEO(1) ($)	Compensation actually paid to CEO (2) ($)	Average Summary Compensation Table total for other NEOs(1) ($)	Average compensation actually paid to other NEOs(2) ($)	TSR(3) ($)	Peer group TSR(4) ($)	Net Income ($ in millions)	Adjusted EBITDA ($ in millions)	Adjusted EPS ($ per share)
2023	6,243,352	22,881,676	1,767,772	5,175,653	625	250	138.7	260	4.47
2022	5,194,928	11,965,685	1,555,949	2,883,232	233	161	106.5	212	3.17
2021	4,842,276	10,996,753	1,401,633	2,688,652	187	192	62.6	143	2.25
2020	3,903,216	7,319,491	1,240,668	1,583,967	132	128	42.3	128	1.72

Named Executive Officers, Footnote	For each year referenced in the table, Mr. Cutillo served as our CEO. Our other NEO’s for 2020 and 2021 consisted of Messrs. Ballschmiede and Wolf while our other NEOs for 2020 consisted of Messrs. Ballschmiede, Wolf, Chandler and Wadsworth.
Peer Group Issuers, Footnote	The peer group data reflects our compensation peer group as approved by the Compensation Committee for 2023, with minimal changes from the 2022 peer group to account for merger and acquisition activity and better reflect our increasing size and complexity. Peer group changes are captured in the table below. Cumulative TSR (from 12/31/2019-12/31/2023) for the peer group used in 2022 would be $257. The table below provides a summary of the companies in the peer group by year:

Company Name	Compensation Peer 2022	Compensation Peer 2023
Chart Industries, Inc.	✓	✓
Columbus McKinnon Corporation	✓	✓
Comfort Systems USA, Inc.	✓	✓
Construction Partners, Inc.		✓
Dycom Industries, Inc.	✓	✓
Eagle Materials Inc.	✓	✓
Granite Construction Incorporated	✓	✓
Great Lakes Dredge & Dock Corporation	✓	✓
IES Holdings, Inc.	✓	✓
Infrastructure and Energy Alternatives		✓
INNOVATE Corp	✓	✓
Matrix Service Company	✓
MYR Group Inc.	✓	✓
Primoris Services Corporation	✓	✓
Standex International Corporation	✓
Summit Materials, Inc.	✓	✓
U.S. Concrete, Inc.	✓

PEO Total Compensation Amount	$ 6,243,352	$ 5,194,928	$ 4,842,276	$ 3,903,216
PEO Actually Paid Compensation Amount	$ 22,881,676	11,965,685	10,996,753	7,319,491
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. The following table details these adjustments:

			Equity Award Adjustments
Year	Executive(s)	Summary compensation table total ($)	Deduct stock awards ($)	Include year-end equity value for awards granted during the year ($)	Include Change in value of prior equity awards vesting during year ($)	Deduct value of prior year awards forfeited during year ($)	Include Change in value of prior equity awards not vested during year ($)
2023	CEO	6,243,352	(3,000,019)	8,042,430	9,077,118	—	2,518,796
	Other NEOs	1,767,772	(539,134)	1,445,305	1,999,902	—	501,808
2022	CEO	5,194,928	(2,489,979)	3,622,924	3,117,174	—	2,520,638
	Other NEOs	1,555,949	(493,362)	717,844	589,480	—	513,319
2021	CEO	4,842,276	(2,346,190)	2,511,992	3,381,888	—	2,606,787
	Other NEOs	1,401,633	(479,715)	513,613	684,562	—	568,560
2020	CEO	3,903,216	(1,924,004)	2,119,177	568,820	—	2,652,283
	Other NEOs	1,240,668	(444,104)	437,256	134,942	(140,800)	356,005

Non-PEO NEO Average Total Compensation Amount	$ 1,767,772	1,555,949	1,401,633	1,240,668
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,175,653	2,883,232	2,688,652	1,583,967
Adjustment to Non-PEO NEO Compensation Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. The following table details these adjustments:

			Equity Award Adjustments
Year	Executive(s)	Summary compensation table total ($)	Deduct stock awards ($)	Include year-end equity value for awards granted during the year ($)	Include Change in value of prior equity awards vesting during year ($)	Deduct value of prior year awards forfeited during year ($)	Include Change in value of prior equity awards not vested during year ($)
2023	CEO	6,243,352	(3,000,019)	8,042,430	9,077,118	—	2,518,796
	Other NEOs	1,767,772	(539,134)	1,445,305	1,999,902	—	501,808
2022	CEO	5,194,928	(2,489,979)	3,622,924	3,117,174	—	2,520,638
	Other NEOs	1,555,949	(493,362)	717,844	589,480	—	513,319
2021	CEO	4,842,276	(2,346,190)	2,511,992	3,381,888	—	2,606,787
	Other NEOs	1,401,633	(479,715)	513,613	684,562	—	568,560
2020	CEO	3,903,216	(1,924,004)	2,119,177	568,820	—	2,652,283
	Other NEOs	1,240,668	(444,104)	437,256	134,942	(140,800)	356,005

Compensation Actually Paid vs. Total Shareholder Return	Our cumulative TSR has exceeded or is comparable with the peer group TSR during the past four years, demonstrating outsized value delivered to our shareholders. The CEO and other-NEO “compensation actually paid” each year tracks our TSR performance and only increased when our TSR increased
Compensation Actually Paid vs. Net Income	Moreover, our Net Income and EPS increased in each of the past three years; however, CEO and non-CEO “compensation actually paid” still fluctuated primarily based on the timing of vesting associated with special performance awards granted before the start of the period shown and our compensation committee’s holistic evaluation of executive and company performance during compensation setting.
Compensation Actually Paid vs. Company Selected Measure	Likewise, the CEO and other-NEO “compensation actually paid” only increased when our Adjusted EBITDA increased; demonstrating strong correlation between pay and performance.
Total Shareholder Return Vs Peer Group	Our cumulative TSR has exceeded or is comparable with the peer group TSR during the past four years, demonstrating outsized value delivered to our shareholders. The CEO and other-NEO “compensation actually paid” each year tracks our TSR performance and only increased when our TSR increased.
Tabular List, Table
As noted above, our compensation committee believes in a holistic evaluation of our executives’ and the Company’s performance and uses a mix of performance measures throughout our annual and long-term incentive programs to align executive pay with shareholder value creation. As required by SEC rules, the performance measures identified as the most important in determining our NEOs’ 2023 compensation are listed below.

For performance year 2023, our compensation committee identified the performance measures of EBITDA and EPS as the most important in its compensation-setting process for the NEOs. The importance of Adjusted EBITDA is reflected by our use of this measure when setting performance standards applicable to short-term incentive plans. Our compensation committee utilizes EPS for purposes of setting long-term incentive performance goals.

EBITDA
EPS

Total Shareholder Return Amount	$ 625	233	187	132
Peer Group Total Shareholder Return Amount	250	161	192	128
Net Income (Loss)	$ 138,700,000	$ 106,500,000	$ 62,600,000	$ 42,300,000
Company Selected Measure Amount	260,000,000	212,000,000	143,000,000	128,000,000
PEO Name	Mr. Cutillo
Additional 402(v) Disclosure	TSR reflects the value of a $100 investment made on 1/1/2020, as measured at the end of each year shown in the table.
Peer Group Total Shareholder Return, Cumulative Amount	$ 257
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount | $ / shares	4.47	3,170,000	2,250,000	1,720,000
Name	EPS
PEO | Adjustment, Deduct Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,000,019)	$ (2,489,979)	$ (2,346,190)	$ (1,924,004)
PEO | Adjustment, Year End Equity Value For Awards Granted During Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,042,430	3,622,924	2,511,992	2,119,177
PEO | Adjustment, Change In Value of Prior Equity Awards Vested During Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,077,118	3,117,174	3,381,888	568,820
PEO | Adjustment, Deduct Value Of Prior Year Awards Forfeited During Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment, Include Change In Value Of Prior Equity Awards Not Vested During Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,518,796	2,520,638	2,606,787	2,652,283
Non-PEO NEO | Adjustment, Deduct Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(539,134)	(493,362)	(479,715)	(444,104)
Non-PEO NEO | Adjustment, Year End Equity Value For Awards Granted During Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,445,305	717,844	513,613	437,256
Non-PEO NEO | Adjustment, Change In Value of Prior Equity Awards Vested During Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,999,902	589,480	684,562	134,942
Non-PEO NEO | Adjustment, Deduct Value Of Prior Year Awards Forfeited During Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(140,800)
Non-PEO NEO | Adjustment, Include Change In Value Of Prior Equity Awards Not Vested During Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 501,808	$ 513,319	$ 568,560	$ 356,005